Balance Sheet Components	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Sarcos Corp and Subsidiaries
Schedule Of Balance Sheet Components [Line Items]
Balance Sheet Components

3. Balance Sheet Components

Inventories

Inventories, consist of the following:

	June 30, 2021	December 31, 2020
Raw materials	$679	$516
Work-in-process	285	100
Finished goods	295	91
Total Inventories	$1,259	$707

Prepaid expenses and other current assets

Prepaid expenses and other current assets consist of the following:

	June 30, 2021	December 31, 2020
Prepaid rent and other expense	$623	$313
Software	476	287
Other assets	276	93
Total prepaid expenses and other current assets	$1,375	$693

Property and equipment, net

Property and equipment, net consist of the following:

	June 30, 2021	December 31, 2020
Robotics and manufacturing equipment	$796	$659
Leasehold improvements	154	154
Computer equipment	568	568
Capital leased computer equipment	386	386
Software	378	359
Other fixed assets	147	147
Construction in progress	3,181	141
Property and equipment, gross	5,610	2,414
Accumulated depreciation and amortization	(1,209)	(989)
Property and equipment, net	$4,401	$1,425

Depreciation and amortization expenses were $219 and $222, for the six months ended June 30, 2021 and June 30, 2020, respectively. Included in construction in progress is $1,922 of tenant improvement related to the improvements made in the new facility to be leased.

Accrued liabilities

Accrued liabilities consist of the following:

	June 30, 2021	December 31, 2020
Payroll and payroll taxes	$617	$648
CARES Act deferred payroll taxes	286	286
Consulting and professional services	222	125
Other current liabilities	705	196
Total accrued liabilities	$1,830	$1,255

Other non-current liabilities

Other non-current liabilities consist of the following:

	June 30, 2021	December 31, 2020
CARES Act deferred payroll taxes	$286	$286
Capital leases	244	239
Deferred rent and lease incentive obligation	1,507	1
Other	7	—
Total other non-current liabilities	$2,044	$526

Transaction costs

As of June 30, 2021, in connection with the business combination, transaction costs amounted to $2,799 consisting primarily of $1,470 legal fees and $1,329 other professional services.

3. Balance Sheet Components

Inventories

Inventories, consist of the following:

	As of December 31,
	2020	2019
Raw materials	$516	$371
Work-in-process	100	151
Finished goods	91	626
Total Inventories	$707	1,148

Finished goods are shown net of valuation reserve of $176 and $53 as of December 31, 2020 and 2019, respectively.

Prepaid expenses and other current assets

Prepaid expenses and other current assets consist of the following:

	As of December 31,
	2020	2019
Software subscriptions	$287	$160
Prepaid rent	100	—
Deposits for inventory purchases	71	—
Prepaid insurance	34	38
Security deposits	22	17
Other prepaid expenses	86	139
Total prepaid expenses and other current assets	$600	$354

Property and equipment, net

Property and equipment, net consist of the following:

	As of December 31,
	2020	2019
Robotics and manufacturing equipment	$659	$606
Leasehold improvements	154	154
Computer equipment	568	418
Capital leased computer equipment	386	—
Software	359	286
Furniture and fixtures	7	7
Construction in progress	141	—
Other fixed assets	140	—
	2,414	1,471
Accumulated depreciation and amortization	(989)	(560)
Property and equipment, net	$1,425	911

Depreciation and amortization expense were $458 and $297, for the years ended December 31, 2020 and 2019, respectively.

Accrued liabilities

Accrued liabilities consist of the following:

	As of December 31,
	2020	2019
Payroll and payroll taxes	$648	$342
CARES Act deferred payroll taxes	286	—
Consulting and professional services	125	29
Capital leases	70	—
Equipment and supplies	9	176
Employee reimbursements	—	48
Other current liabilities	60	176
Total accrued liabilities	$1,198	$771

Other non-current liabilities

Other non-current liabilities consist of the following:

	As of December 31,
	2020	2019
CARES Act deferred payroll taxes	$286	$—
Capital leases	239	—
Deferred rent	—	8
Other non-current liabilities	1	—
Total other non-current liabilities	$526	$8